Revenue Recognition - Revenue By Major Geographical Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 288.2	$ 388.4	$ 442.5
North America
Disaggregation of Revenue [Line Items]
Revenue	53.3	76.2	84.4
Latin America
Disaggregation of Revenue [Line Items]
Revenue	0.2	1.0	2.0
Europe, Middle East & Africa
Disaggregation of Revenue [Line Items]
Revenue	49.2	59.0	74.5
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	185.5	252.2	281.6
JAPAN
Disaggregation of Revenue [Line Items]
Revenue	97.7	160.4	116.5
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	52.6	75.2	82.4
CHINA
Disaggregation of Revenue [Line Items]
Revenue	$ 55.3	$ 53.2	$ 118.6